Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Categories And Carrying Amounts Of Financial assets Per IAS 39 And IFRS 9 As Of The Initial Application Date(Details) - KRW (₩)
₩ in Millions
		Dec. 31, 2018	Jan. 01, 2018
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		₩ 422,281,432
Reclassification			(25,185)
Remeasurement			(547,612)
IFRS 9	[1]		421,708,635
Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IFRS 9	[1]		45,221,584
Financial assets to which overlay approach is applied		₩ 7,298,807
Derivatives held for trading
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IFRS 9	[1]		2,954,255
Derivatives held for hedging
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IFRS 9	[1]		312,124
Cash And Due From Financial Institution Per IAS 39 [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		19,817,825
Reclassification			401
Remeasurement			(14,678)
IFRS 9	[1]		19,803,548
Cash And Due From Financial Institution Per IAS 39 [Member] | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[2]		0
Reclassification	[2]		2,795,702
Remeasurement	[2]		(12,881)
IFRS 9	[1],[2]		2,782,821
Cash And Due From Financial Institution Per IAS 39 [Member] | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		19,817,825
Reclassification			(2,795,301)
Remeasurement			(1,797)
IFRS 9	[1]		17,020,727
Financial assets at fair value through profit or loss (Under IAS 39)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		32,227,345
Reclassification			0
Remeasurement			0
IFRS 9	[1]		32,227,345
Debt Securities Classified As Held For Trading [Member] | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		25,168,338
Reclassification			0
Remeasurement			0
IFRS 9	[1]		25,168,338
Equity Securities Classified As Held For Trading [Member] | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		4,935,100
Reclassification			0
Remeasurement			0
IFRS 9	[1]		4,935,100
Others Financial Assets Classified As Held For Trading [Member] | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		73,855
Reclassification			0
Remeasurement			0
IFRS 9			73,855
Financial Assets At Fair Value Through Profit Or Loss Designated Upon Initial Recognition Category Member [Member] | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[3]		2,050,052
Reclassification			0
Remeasurement			0
IFRS 9	[1],[3]		2,050,052
Derivatives Per IAS 39
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		3,310,166
Reclassification			(43,787)
Remeasurement			0
IFRS 9	[1]		3,266,379
Derivatives held for trading | Derivatives held for trading
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		2,998,042
Reclassification			(43,787)
Remeasurement			0
IFRS 9	[1]		2,954,255
Derivatives held for hedging | Derivatives held for hedging
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		312,124
Reclassification			0
Remeasurement			0
IFRS 9	[1]		312,124
Loans
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		290,122,838
Reclassification			8,510
Remeasurement			(531,911)
IFRS 9	[1]		289,599,437
Loans | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[2]		0
Reclassification	[2]		616,666
Remeasurement	[2]		12,557
IFRS 9	[1],[2]		629,223
Loans | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		290,122,838
Reclassification			(608,156)
Remeasurement			(544,468)
IFRS 9	[1]		288,970,214
Financial Investment Per IAS 39
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		66,608,243
Reclassification			11,328
Remeasurement			4,062
IFRS 9	[1]		66,623,633
Available-for-sale Securities- Debt | Financial assets measured at fair value through other comprehensive income
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		38,959,401
Reclassification			(5,347,493)
Remeasurement			0
IFRS 9	[1]		33,611,908
Available-for-sale Securities- Debt | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[2]		0
Reclassification	[2]		2,511,902
Remeasurement	[2]		0
IFRS 9	[1],[2]		2,511,902
Available-for-sale Securities- Debt | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		0
Reclassification			2,835,591
Remeasurement			4,118
IFRS 9	[1]		2,839,709
Available-for-sale Securities- Equity | Financial assets measured at fair value through other comprehensive income
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		9,156,862
Reclassification			(6,789,392)
Remeasurement			275
IFRS 9	[1]		2,367,745
Available-for-sale Securities- Equity | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[2]		0
Reclassification	[2]		6,800,720
Remeasurement	[2]		(88)
IFRS 9	[1],[2]		6,800,632
Held-to-maturity financial assets | Financial assets at fair value through profit or loss
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1],[2]		0
Reclassification	[2]		274,020
Remeasurement	[2]		(4,359)
IFRS 9	[1],[2]		269,661
Held-to-maturity financial assets | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		18,491,980
Reclassification			(274,020)
Remeasurement			4,116
IFRS 9	[1]		18,222,076
Other Financial Assets | Financial assets at amortised cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
IAS 39	[1]		10,195,015
Reclassification			(1,637)
Remeasurement			(5,085)
IFRS 9	[1]		₩ 10,188,293

[1]	Net of allowance.
[2]	In accordance with IFRS 4, the Group has designated the financial assets related with insurance contract (cash and due from financial institutions amounting to KRW 186,293 million, loans amounting to KRW 587 million, available-for-sale financial assets amounting to KRW 6,349,091 million, and held-to-maturity investments amounting to KRW 57,386 million) to use overlay approach. Regarding the designated financial assets, the Group has reclassified the profit or loss amount that the Group would have applied ISA 39, instead of IFRS 9.
[3]	Financial assets amounting to KRW 2,050,052 million under ISA 39, which were classified as financial assets designated at fair value through profit or loss, have been reclassified to financial assets at fair value through profit or loss by applying IFRS 9 without designation of fair value option.